Commitments	12 Months Ended
Nov. 30, 2019
Disclosure of commitments [abstract]
Commitments

2 5 .	Commitments

(a)	Leases

As at November 30, 2019, the minimum payments required under the terms of non-cancellable
leases are as follows
.

Less than one year	$680
One to five years	2,944
More than five years	1,153

$4,777

(b)	Long-term procurement agreements and research agreements
The Company has long-term procurement agreements with third party suppliers in connection with the commercialization of
EGRIFTA

SV
TM
and Trogarzo
®
. As at November 30, 2019, the Company had outstanding purchase orders and minimum payments required under these agreements amounting to $20,311

(2018 – $
6,353
)
for the manufacture of Trogarzo
®
,
EGRIFTA

SV
TM
and for various services.
The Company also has research commitments and outstanding clinical material purchase orders amounting to $1,045 in connection with the oncology platform.

(c)	Credit facilities
The Company has a CA
D
1,500 revolving credit facility bearing interest at Canadian prime rate
plus
1
% and a $
1,000
revolving credit facility bearing interest at US prime
rate
plus 1%.
The Company’s assets have been given as collateral to secure these credit facilities. As at November 30, 2019, the Company did not have any borrowings outstanding under these facilities.